Related party transactions	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions

30. Related party transactions
The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 ‘Associates and joint arrangements’, note 25 ‘Post employment benefits’ and note 23 ‘Directors and key management compensation’).
Transactions with joint arrangements and associates
Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2025 €m	2024 € m	2023 € m

Sales of goods and services to associates	13	25	20

Purchase of goods and services from associates	6	6	8

Sales of goods and services to joint arrangements	280	267	220

Purchase of goods and services from joint arrangements	761	932	263

Interest income receivable from joint arrangements 1	66	52	52

Interest expense payable to joint arrangements 1	243	239	33

Trade balances owed:

by associates	3	19

to associates	1	1

by joint arrangements	210	190

to joint arrangements	331	379

Other balances owed by joint arrangements 1	1,265	1,105

Other balances owed to joint arrangements 2	3,941	4,940
Notes:

1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.

2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.
Details of the Group’s commitment to enter into future lease contracts with Oak Holdings 1 GmbH are disclosed in Note 20 ‘Leases’.
Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.
Transactions with Directors other than compensation
During the three years ended 31 March 2025 and as of 3 June 2025, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Group. During the three years ended 31 March 2025 and as of 3 June 2025, the Group has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.